Summary of Significant Accounting Policies - Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2020
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Minimum | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Minimum | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	4 years
Minimum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years
Maximum | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Maximum | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Maximum | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years